Stock-Based Compensation - Fair Value of Common Stock (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Share Price		$ 1.50
Blade Urban Air Mobility [Member]
Share Price	$ 7.28		$ 0.13